UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21470
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 108.3%

Security	Shares	Value
Chemicals — 0.8%
Air Liquide SA(1)	75,000	$9,356,518

		$9,356,518

Commercial Banks — 4.9%
Commonwealth Bank of Australia(1)	385,000	$20,203,178
State Bank of India GDR(1)	50,000	5,875,000
Wells Fargo & Co.(1)	985,461	31,948,646

		$58,026,824

Communications Equipment — 2.2%
QUALCOMM, Inc.	250,000	$13,532,500
Telefonaktiebolaget LM Ericsson, Class B(1)	1,050,000	12,945,255

		$26,477,755

Computers & Peripherals — 0.9%
Hewlett-Packard Co.(1)	225,000	$10,280,250

		$10,280,250

Diversified Telecommunication Services — 2.7%
AT&T, Inc.(1)	630,000	$17,337,600
BCE, Inc.(1)	400,000	14,532,000

		$31,869,600

Electric Utilities — 9.1%
E.ON AG(1)	400,000	$13,344,859
Edison International(1)	350,000	12,698,000
Enel SpA(1)	2,364,872	13,351,004
Entergy Corp.(1)	225,000	16,238,250
Scottish and Southern Energy PLC(1)	1,550,000	28,775,750
Terna Rete Elettrica Nazionale SpA(1)	5,500,000	24,022,028

		$108,429,891

Electrical Equipment — 1.7%
ABB, Ltd.(1)(2)	840,000	$19,844,933

		$19,844,933

Energy Equipment & Services — 1.4%
Seadrill, Ltd.(1)	500,000	$16,466,974

		$16,466,974

Food & Staples Retailing — 0.4%
George Weston, Ltd.	70,000	$4,955,610

		$4,955,610

Food Products — 3.6%
Nestle SA(1)	800,000	$43,220,617

		$43,220,617

Hotels, Restaurants & Leisure — 4.9%
McDonald’s Corp.(1)	800,000	$58,936,000

		$58,936,000

Household Durables — 0.9%
Garmin, Ltd.(1)	350,000	$10,790,500

		$10,790,500

Security	Shares	Value
Independent Power Producers & Energy Traders — 3.0%
Huaneng Power International, Inc., Class H(1)	5,999,617	$3,348,204
International Power PLC(1)	4,750,000	32,110,158

		$35,458,362

Industrial Conglomerates — 2.2%
Siemens AG	205,000	$26,279,676

		$26,279,676

Insurance — 11.4%
Allianz SE(1)	225,000	$31,276,631
Aviva PLC(1)	4,500,000	32,002,954
MetLife, Inc.(1)	750,000	34,327,500
Progressive Corp.	500,000	9,905,000
Prudential Financial, Inc.(1)	470,000	28,909,700

		$136,421,785

IT Services — 1.5%
International Business Machines Corp.(1)	110,000	$17,820,000

		$17,820,000

Machinery — 5.6%
Deere & Co.(1)	600,000	$54,540,000
Parker Hannifin Corp.(1)	135,000	12,070,350

		$66,610,350

Metals & Mining — 5.2%
KGHM Polska Miedz SA(1)	150,000	$8,779,159
Southern Copper Corp.(1)	1,200,000	53,784,000

		$62,563,159

Multi-Utilities — 2.8%
GDF Suez(1)	460,000	$18,220,544
National Grid PLC(1)	500,000	4,434,351
United Utilities Group PLC(1)	1,250,000	10,881,026

		$33,535,921

Oil, Gas & Consumable Fuels — 14.6%
Chevron Corp.(1)	650,000	$61,704,500
ConocoPhillips(1)	235,000	16,793,100
ENI SpA(1)	1,550,000	36,697,904
Marathon Oil Corp.(1)	400,000	18,280,000
Repsol YPF SA(1)	500,000	15,738,305
Statoil ASA(1)	1,000,000	24,300,403

		$173,514,212

Pharmaceuticals — 9.2%
AstraZeneca PLC	175,000	$8,531,930
Merck & Co., Inc.(1)	320,000	10,614,400
Novartis AG	460,000	25,608,118
Pfizer, Inc.(1)	835,000	15,213,700
Roche Holding AG	150,000	22,820,695
Takeda Pharmaceutical Co., Ltd.(1)	570,000	27,474,417

		$110,263,260

Real Estate Investment Trusts (REITs) — 4.6%
Annaly Capital Management, Inc.(1)	1,750,000	$31,202,500
AvalonBay Communities, Inc.(1)	206,322	23,918,909

		$55,121,409

Road & Rail — 4.4%
Norfolk Southern Corp.(1)	435,000	$26,617,650
Union Pacific Corp.(1)	270,000	25,550,100

		$52,167,750

Security	Shares	Value
Software — 1.2%
Microsoft Corp.(1)	500,000	$13,862,500

		$13,862,500

Tobacco — 7.5%
Altria Group, Inc.(1)	350,000	$8,228,500
British American Tobacco PLC	415,000	15,327,099
Imperial Tobacco Group PLC	600,000	17,126,746
Philip Morris International, Inc.(1)	850,000	48,654,000

		$89,336,345

Wireless Telecommunication Services — 1.6%
Millicom International Cellular SA(1)	200,000	$18,650,000

		$18,650,000

Total Common Stocks (identified cost $935,302,733)		$1,290,260,201

Preferred Stocks — 16.9%

Security	Shares	Value
Commercial Banks — 9.4%
Bank of America Corp., 8.125%(3)	5,605	$5,915,668
Barclays Bank PLC, 7.434%(3)(4)	8,450	8,384,960
BBVA International SA Unipersonal, 5.919%(3)	6,370	4,939,120
BNP Paribas, 7.195%(3)(4)	140	13,510,154
Credit Agricole SA/London, 6.637%(3)(4)	9,950	8,744,568
Farm Credit Bank of Texas, Series I, 10.00%	7,625	8,072,969
JPMorgan Chase & Co., 7.90%(3)	10,910	12,021,871
KeyCorp, Series A, 7.75%	65,000	7,189,000
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	14,850	0
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	18,000	12,915,000
Royal Bank of Scotland Group PLC, 7.648%(3)	3,450	3,108,636
Royal Bank of Scotland Group PLC, Series F, 7.65%	57,778	1,268,227
Royal Bank of Scotland Group PLC, Series L, 5.75%	204,405	3,628,189
Santander Finance SA Unipersonal, 10.50%	117,780	3,295,484
Standard Chartered PLC, 6.409%(3)(4)	99	9,280,339
Wells Fargo & Co., Class A, 7.50%	9,600	10,008,000

		$112,282,185

Diversified Financial Services — 0.3%
Heller Financial, Inc., Series D, 6.95%	31,000	$3,079,658

		$3,079,658

Electric Utilities — 0.9%
Entergy Arkansas, Inc., 6.45%	54,000	$1,343,250
Georgia Power Co., 6.50%	20,000	2,066,876
Southern California Edison Co., 6.00%	82,931	7,873,262

		$11,283,388

Food Products — 0.6%
Dairy Farmers of America, 7.875%(4)	75,230	$6,747,190
Ocean Spray Cranberries, Inc., 6.25%(4)	12,750	1,000,875

		$7,748,065

Insurance — 4.5%
Aegon NV, 6.375%	180,238	$3,882,326
Allianz SE, 8.375%	34,080	897,797
Arch Capital Group, Ltd., Series A, 8.00%	2,985	75,819
AXA SA, 6.379%(3)(4)	4,810	4,381,487
AXA SA, 6.463%(3)(4)	8,225	7,349,227
Endurance Specialty Holdings, Ltd., Series A, 7.75%	246,200	6,428,282
ING Capital Funding Trust III, 3.903%(3)	18,300	17,553,031

Security	Shares	Value
Prudential PLC, 6.50%	8,500	$7,987,637
RenaissanceRe Holdings, Ltd., Series C, 6.08%	157,500	3,676,050
RenaissanceRe Holdings, Ltd., Series D, 6.60%	56,153	1,375,748

		$53,607,404

Marine — 0.5%
Seaspan Corp., 9.50%	228,000	$5,905,200

		$5,905,200

Real Estate Investment Trusts (REITs) — 0.7%
CapLease, Inc., Series A, 8.125%	200,000	$5,007,000
Developers Diversified Realty Corp., Series G, 8.00%	49,100	1,220,626
Developers Diversified Realty Corp., Series I, 7.50%	67,000	1,573,160

		$7,800,786

Total Preferred Stocks (identified cost $219,352,567)		$201,706,686

Corporate Bonds & Notes — 7.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 2.6%
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	$1,050	$1,085,438
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	10,460	10,969,925
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	4,505	4,986,386
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(4)(7)	8,900	8,227,792
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(4)(7)	3,900	2,961,422
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(7)	2,800	2,149,000

		$30,379,963

Diversified Financial Services — 1.0%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	$5,115	$5,185,331
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	6,515	6,311,407

		$11,496,738

Electric Utilities — 1.6%
Energisa SA, 9.50%, 1/29/49(4)	$2,300	$2,271,250
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(7)	6,110	5,933,842
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	8,600	8,459,992
Wisconsin Energy Corp., 6.25% to 5/15/17, 5/15/67(7)	2,700	2,696,709

		$19,361,793

Insurance — 1.2%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$2,660	$3,700,403
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(4)(7)	2,115	1,923,971
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	10,000	9,138,000

		$14,762,374

Pipelines — 0.9%
Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(7)(8)	$2,465	$2,611,840
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	1,650	1,645,411
Enterprise Products Operating, LLC, 7.034% to 1/15/18, 1/15/68(7)	1,270	1,325,790
Southern Union Co., 7.20% to 11/1/11, 11/1/66(7)	4,385	4,143,825
TransCanada Pipelines, Ltd., 6.35% to 5/15/17, 5/15/67(7)	1,152	1,157,121

		$10,883,987

	Principal
	Amount
Security	(000’s omitted)	Value
Retail-Food and Drug — 0.4%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$5,000	$4,820,245

		$4,820,245

Total Corporate Bonds & Notes (identified cost $87,108,165)		$91,705,100

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(9)	$8,447	$8,446,968

Total Short-Term Investments (identified cost $8,446,968)		$8,446,968

Total Investments — 133.6% (identified cost $1,250,210,433)		$1,592,118,955

Other Assets, Less Liabilities — (33.6)%		$(400,624,241)

Net Assets — 100.0%		$1,191,494,714

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

GDR	-	Global Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $93,770,059 or 7.9% of the Fund’s net assets.

(5)		Defaulted security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

(8)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $7,210.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	54.2%	$862,683,549
United Kingdom	10.5	167,001,430
Switzerland	7.7	122,284,863
Italy	4.6	74,070,936
Germany	4.5	71,798,963
Peru	3.4	53,784,000
France	2.8	44,294,162
Japan	1.7	27,474,417
Norway	1.5	24,300,403
Australia	1.4	22,127,149
Canada	1.3	20,644,731
Luxembourg	1.2	18,650,000
Bermuda	1.1	17,918,541
Spain	1.0	15,738,305
Sweden	0.8	12,945,255
Cayman Islands	0.6	9,138,000
Poland	0.5	8,779,159
Hong Kong	0.4	5,905,200
India	0.4	5,875,000
Brazil	0.2	3,356,688
China	0.2	3,348,204
Iceland	0.0	0

Total Investments	100.0%	$1,592,118,955

The Fund did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,251,832,968

Gross unrealized appreciation	$372,987,546
Gross unrealized depreciation	(32,701,559)

Net unrealized appreciation	$340,285,987

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$69,726,500	$—		$—	$69,726,500
Consumer Staples	61,838,110	75,674,462		—	137,512,572
Energy	96,777,600	93,203,586		—	189,981,186
Financials	166,087,255	83,482,763		—	249,570,018
Health Care	25,828,100	84,435,160		—	110,263,260
Industrials	145,057,776	19,844,933		—	164,902,709
Information Technology	55,495,250	12,945,255		—	68,440,505
Materials	53,784,000	18,135,677		—	71,919,677
Telecommunication Services	50,519,600	—		—	50,519,600
Utilities	28,936,250	148,487,924		—	177,424,174

Total Common Stocks	$754,050,441	$536,209,760	*	$—	$1,290,260,201

Preferred Stocks
Consumer Staples	$—	$7,748,065		$—	$7,748,065
Financials	48,627,911	128,142,122		0	176,770,033
Industrials	5,905,200	—		—	5,905,200
Utilities	—	11,283,388		—	11,283,388

Total Preferred Stocks	$54,533,111	$147,173,575		$0	$201,706,686

Corporate Bonds & Notes	$—	$91,705,100		$—	$91,705,100
Short-Term Investments	—	8,446,968		—	8,446,968

Total	$808,583,552	$783,535,403		$0	$1,592,118,955

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2011 to require a reconciliation of Level 3 investments. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011